VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS	VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS
Through its investment activities, the Company regularly invests in various entities including limited partnerships (“LPs”) and limited liability companies (“LLCs”) and frequently participates in the design with their sponsors, but in most cases, its involvement is limited to financing. Some of these entities have been determined to be VIEs. In certain instances, in addition to an economic interest in the entity, the Company holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary. The Company consolidates all VIEs for which it is the primary beneficiary. The assets of consolidated VIEs are restricted and must first be used to settle their liabilities. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these consolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third parties that may affect the fair value or risk of its variable interest in these VIEs as of June 30, 2025 and December 31, 2024.
In addition to investment activities, certain of the Company’s subsidiaries are deemed VIEs. The Company is the primary beneficiary and consolidates these entities in the same manner as other entities in which the Company has a controlling financial interest by holding a majority voting interest.
(a)Consolidated Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF US$ MILLIONS	June 30, 2025	December 31, 2024
Available-for-sale fixed maturity securities	$347	$127
Equity securities	438	576
Mortgages on real estate, net of allowance	212	189
Private loans, net of allowance	1,711	1,384
Investment real estate	2,277	1,798
Real estate partnerships	3,715	2,885
Investment funds	5,619	4,804
Other invested assets	206	144
Cash and cash equivalents	165	218
Other assets	301	404
Total assets of consolidated VIEs	$14,991	$12,529
Notes payable	200	189
Other liabilities	431	363
Total liabilities of consolidated VIEs	$631	$552
(b)Unconsolidated Variable Interest Entities
For certain of the Company’s investments in various entities that are determined to be VIEs, the Company is not the primary beneficiary as it does not take an active role in the management of these investments. Such investments are reported in certain investment line items on the statements of financial position, including “Available-for-sale fixed maturity securities, at fair value” and “Investment funds”. In some instances, a consolidated VIE involves one or more underlying entities for which the Company is not the primary beneficiary because it does not have the power to direct the most significant activities of these entities. These unconsolidated VIEs that are part of consolidated VIEs are reported primarily in “Real estate partnerships” on the statements of financial position. Creditors or beneficial interest holders of the unconsolidated VIEs have no recourse to the general credit of the Company, as its obligation is limited to the amount of its committed investment. The Company has not provided financial or other support to these unconsolidated VIEs in the form of liquidity arrangements, guarantees or other commitments to third-parties that may affect the fair value or risk of its variable interest in these VIEs as of June 30, 2025 and December 31, 2024.
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF US$ MILLIONS	June 30, 2025		December 31, 2024
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$1,222	$1,334	$2,142	$3,003
Equity securities	862	862	466	466
Mortgages on real estate, net of allowance	615	617	716	731
Private loans, net of allowance	105	105	—	—
Real estate partnerships	3,410	3,414	2,548	2,579
Investment funds	4,363	5,023	1,989	2,153
Short-term investments	446	446	99	99
Other invested assets	175	203	173	189
Total	$11,198	$12,004	$8,133	$9,220
(c)Equity Method Investments
Our investments in investment funds, real estate partnerships and other partnerships, of which substantially all are LPs or LLCs, are accounted for using the equity method of accounting, except for certain investments that are fair valued due to the application of fair value option under ASC 825 or the consolidation of investment company VIE under ASC 946. As of June 30, 2025 and December 31, 2024, the Company’s equity method investments were $7.8 billion and $7.5 billion, respectively. Balance as of June 30, 2025 includes $1.0 billion of equity method investments in common stock for which a quoted market price is available (December 31, 2024 – $901 million). The aggregate value of such investments based on the quoted market price as of June 30, 2025 was $1.1 billion (December 31, 2024 – $1.0 billion).
We generally recognize our share of earnings in our equity method investments within “Net investment income” using a three-month lag in instances where the investee’s financial information is not sufficiently timely or when the investee’s reporting period differs from our reporting period.